Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,328,574	$ 2,010,719
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Loss on sale of mortgage servicing rights	670	65,821
Reserve for representations and warranties	34,262	25,574
Capitalization of mortgage servicing rights	(1,843,861)	(1,335,654)
Retention of investment securities	(42,164)	0
Amortization and pay-offs of mortgage servicing rights	0	325,566
Impairment on mortgage servicing rights, net	0	32,162
Change in fair value of mortgage servicing rights	448,825	0
Depreciation and amortization of premises and equipment	14,502	8,071
Senior notes issuance cost amortization	2,085	0
Amortization of finance lease right-of-use assets	10,174	5,779
Stock-based compensation expense	4,453	0
Change in fair value of investment securities	149	0
Decrease in fair value of warrants liability	(30,944)	0
(Increase) decrease in:
Mortgage loans at fair value	(3,820,127)	231,114
Accounts receivable, net	(69,103)	(66,203)
Derivative assets	(82,735)	(26,364)
Other assets	4,161	(162,305)
Increase (decrease) in:
Accounts payable and accrued expenses	292,023	256,789
Derivative liabilities	(4,803)	19,089
Net cash (used in) provided by operating activities	(3,753,859)	1,390,158
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of premises and equipment	(52,271)	(3,669)
Proceeds from sale of mortgage servicing rights	241,634	217,786
Proceeds from principal payments on investment securities	206	0
Net cash provided by investing activities	189,569	214,117
CASH FLOWS FROM FINANCING ACTIVITIES
Net borrowings under warehouse lines of credit	3,546,551	(276,382)
Repayments of finance lease liabilities	(9,620)	0
Borrowings under equipment notes payable	1,078	0
Repayments under equipment notes payable	(25,365)	0
Borrowings under operating lines of credit	79,700	456,895
Repayments under operating lines of credit	(400,000)	(512,595)
Proceeds from borrowings against investment securities	32,560	0
Proceeds from issuance of senior notes	700,000	0
Discount and direct issuance costs on senior notes	(7,036)	0
Proceeds from business combination transaction	895,134	0
Costs incurred related to business combination transaction	(11,260)	0
Dividends paid	(20,547)	0
Member contributions from SFS Corp.	0	300,000
Member distributions to SFS Corp.	(1,468,837)	(949,681)
Class A common stock repurchased	(20,995)	0
Net cash provided by (used in) financing activities	3,291,363	(981,763)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(272,927)	622,512
CASH AND CASH EQUIVALENTS, BEGINNING OF THE PERIOD	1,223,837	133,283	$ 133,283
CASH AND CASH EQUIVALENTS, END OF THE PERIOD	950,910	755,795	1,223,837	$ 133,283
SUPPLEMENTAL INFORMATION
Cash paid for interest	176,304	117,432
Cash paid for taxes	1,738	0
UNITED WHOLESALE MORTGAGE, LLC
CASH FLOWS FROM OPERATING ACTIVITIES
Net income			3,382,510	415,057
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Loss on sale of mortgage servicing rights			62,285	22,480
Reserve for representations and warranties			36,510	19,153
Capitalization of mortgage servicing rights			(1,896,638)	(1,126,965)
Amortization and pay-offs of mortgage servicing rights			553,534	117,217
Impairment on mortgage servicing rights, net			19,584	20,559
Depreciation and amortization of premises and equipment			11,581	9,405
Senior notes issuance cost amortization			353
Amortization of finance lease right-of-use assets			5,238	2,520
(Increase) decrease in:
Mortgage loans at fair value			(2,470,205)	(2,928,550)
Accounts receivable, net			(138,059)	(4,907)
Derivative assets			(36,384)	(7,094)
Other assets			(43,853)	(9,051)
Increase (decrease) in:
Accounts payable and accrued expenses			526,128	(19,291)
Derivative liabilities			43,828	(6,545)
Net cash (used in) provided by operating activities			56,412	(3,496,012)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of premises and equipment			(57,288)	(16,775)
Proceeds from sale of mortgage servicing rights			289,170	594,150
Net cash provided by investing activities			231,882	577,375
CASH FLOWS FROM FINANCING ACTIVITIES
Net borrowings under warehouse lines of credit			1,751,810	2,836,688
Repayments of finance lease liabilities			(5,049)	0
Payments for deferred offering costs			(4,745)	0
Borrowings under equipment notes payable			2,165	30,000
Repayments under equipment notes payable			(5,637)	0
Borrowings under operating lines of credit			412,295	798,321
Repayments under operating lines of credit			(467,995)	(582,417)
Proceeds from issuance of senior notes			800,000	0
Discount and direct issuance costs on senior notes			(11,030)	0
Member contributions from SFS Corp.			300,000	0
Member distributions to SFS Corp.			(1,969,554)	(72,785)
Net cash provided by (used in) financing activities			802,260	3,009,807
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS			1,090,554	91,170
CASH AND CASH EQUIVALENTS, BEGINNING OF THE PERIOD	$ 1,223,837	$ 133,283	133,283	42,113
CASH AND CASH EQUIVALENTS, END OF THE PERIOD			1,223,837	133,283
SUPPLEMENTAL INFORMATION
Cash paid for interest			$ 161,803	$ 157,813